UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
   USAA(R)

                              USAA MONEY
                                   MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2007

--------------------------------------------------------------------------------

               IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Distributions to Shareholders                                             10

   Report of Independent Registered Public Accounting Firm                   11

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         34

   Financial Statements                                                      35

   Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                              46

ADVISORY AGREEMENT                                                           48

TRUSTEES' AND OFFICERS' INFORMATION                                          52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                           OVERALL RISK OF YOUR PORTFOLIO.

                                                            "
                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]  TONY ERA
                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM AUGUST 1, 2006, TO JULY 31, 2007?

         The seven-day yield on your USAA Money Market Fund decreased from 4.79% on July 31, 2006, to 4.77% on July 31, 2007. The total return for the same period was 4.91%, compared to an average of 4.64% for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top 28% of similar retail money market funds as compiled by iMoneyNet.

         On October 24, 2006, Tony Era took over management of the Fund. Mr. Era has been with USAA for 19 years and currently is vice president money market funds for USAA Investment Management Company.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Only a few days after the 2007 fiscal year began, the Federal Reserve Board (the Fed) announced that it would hold the federal funds rate at 5.25%, where it remained through July 31. The Fed's assessment of inflationary risk to the economy stayed consistent throughout the period as well. Meanwhile, consumer spending did not weaken dramatically despite higher oil prices. Toward the end of the fiscal year, however, rising delinquencies and foreclosures in the subprime mortgage market raised concern about contraction in the credit market and its effect on economic growth.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR THE iMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         During the fiscal year, we purchased notes with slightly longer maturities in the event that rates remain unchanged throughout the remainder of the year. We also bought variable-rate demand notes (VRDNs). VRDNs have interest rates that reset daily or weekly and can be sold back to issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution. In a rising-interest-rate environment, VRDNs may allow us to capture higher yields quickly. In addition, we purchased commercial paper with shorter maturities to help decrease the Fund's exposure should yields increase.

WHAT IS THE OUTLOOK?

         Sustained weakness in the housing market, coupled with Fed tightening, could put more pressure on the housing sector. As the fiscal year ended, it was unclear what action the Fed might take on the direction of interest rates, but the potential economic impact of the subprime fallout could lead to a cut in short-term rates.

         Whatever happens, we will continue to manage your Fund to seek to maximize the income you receive. Rest assured that we will continue to work diligently on your behalf. Thank you for the trust you have placed in us.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND (Ticker Symbol: USAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Highest  income   consistent  with  preservation  of  capital  and  the
         maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.


--------------------------------------------------------------------------------
                                           7/31/07                 7/31/06
--------------------------------------------------------------------------------
Net Assets                             $5,062.5 Million        $4,393.2 Million
Net Asset Value Per Share                   $1.00                   $1.00


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/07
--------------------------------------------------------------------------------

1 YEAR               5 YEARS              10 YEARS             7-DAY YIELD
4.91%                 2.52%                 3.61%                 4.77%


         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-----------------------------------------------
            7-DAY YIELD COMPARISON
-----------------------------------------------

       [CHART OF 7-DAY YIELD COMPARISON]

                  USAA MONEY          iMONEYNET
                  MARKET FUND          AVERAGE
                  -----------         ---------
 7/25/2006           4.78%              4.47%
 8/29/2006           4.82               4.53
 9/26/2006           4.84               4.53
10/31/2006           4.83               4.52
11/28/2006           4.83               4.53
12/26/2006           4.85               4.54
 1/30/2007           4.82               4.54
 2/27/2007           4.82               4.55
 3/27/2007           4.82               4.54
 4/24/2007           4.79               4.53
 5/29/2007           4.80               4.53
 6/26/2007           4.77               4.54
 7/31/2007           4.77               4.55

                 [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/31/07.

         The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

  CUMULATIVE PERFORMANCE OF $10,000

  [CHART OF CUMULATIVE PERFORMANCE]

                             USAA MONEY MARKET FUND
                             ----------------------
 7/31/1997                        $10,000.00
 8/31/1997                         10,042.00
 9/30/1997                         10,088.73
10/31/1997                         10,134.06
11/30/1997                         10,175.77
12/31/1997                         10,226.35
 1/31/1998                         10,272.05
 2/28/1998                         10,314.12
 3/31/1998                         10,361.65
 4/30/1998                         10,406.46
 5/31/1998                         10,449.92
 6/30/1998                         10,498.19
 7/31/1998                         10,545.12
 8/31/1998                         10,592.25
 9/30/1998                         10,637.99
10/31/1998                         10,682.52
11/30/1998                         10,727.60
12/31/1998                         10,772.77
 1/31/1999                         10,814.00
 2/28/1999                         10,853.05
 3/31/1999                         10,898.51
 4/30/1999                         10,939.72
 5/31/1999                         10,978.13
 6/30/1999                         11,024.05
 7/31/1999                         11,067.06
 8/31/1999                         11,113.89
 9/30/1999                         11,159.19
10/31/1999                         11,203.80
11/30/1999                         11,254.88
12/31/1999                         11,308.04
 1/31/2000                         11,360.58
 2/29/2000                         11,410.53
 3/31/2000                         11,464.73
 4/30/2000                         11,515.02
 5/31/2000                         11,576.48
 6/30/2000                         11,635.26
 7/31/2000                         11,696.90
 8/31/2000                         11,759.01
 9/30/2000                         11,817.35
10/31/2000                         11,882.02
11/30/2000                         11,943.28
12/31/2000                         12,003.30
 1/31/2001                         12,068.39
 2/28/2001                         12,120.21
 3/31/2001                         12,171.69
 4/30/2001                         12,221.67
 5/31/2001                         12,266.72
 6/30/2001                         12,305.28
 7/31/2001                         12,344.73
 8/31/2001                         12,379.48
 9/30/2001                         12,408.51
10/31/2001                         12,436.04
11/30/2001                         12,458.73
12/31/2001                         12,478.09
 1/31/2002                         12,495.84
 2/28/2002                         12,511.28
 3/31/2002                         12,528.22
 4/30/2002                         12,544.91
 5/31/2002                         12,562.67
 6/30/2002                         12,577.63
 7/31/2002                         12,593.67
 8/31/2002                         12,610.68
 9/30/2002                         12,625.26
10/31/2002                         12,641.39
11/30/2002                         12,655.64
12/31/2002                         12,668.33
 1/31/2003                         12,681.08
 2/28/2003                         12,691.80
 3/31/2003                         12,701.73
 4/30/2003                         12,711.96
 5/31/2003                         12,722.69
 6/30/2003                         12,731.20
 7/31/2003                         12,738.58
 8/31/2003                         12,746.19
 9/30/2003                         12,753.11
10/31/2003                         12,760.63
11/30/2003                         12,766.91
12/31/2003                         12,774.07
 1/31/2004                         12,780.58
 2/29/2004                         12,786.85
 3/31/2004                         12,793.36
 4/30/2004                         12,800.31
 5/31/2004                         12,806.51
 6/30/2004                         12,813.78
 7/31/2004                         12,822.87
 8/31/2004                         12,833.42
 9/30/2004                         12,845.81
10/31/2004                         12,859.95
11/30/2004                         12,875.54
12/31/2004                         12,895.51
 1/31/2005                         12,914.33
 2/28/2005                         12,934.34
 3/31/2005                         12,958.34
 4/30/2005                         12,984.23
 5/31/2005                         13,010.85
 6/30/2005                         13,039.30
 7/31/2005                         13,070.35
 8/31/2005                         13,103.30
 9/30/2005                         13,139.73
10/31/2005                         13,174.97
11/30/2005                         13,213.64
12/31/2005                         13,259.00
 1/31/2006                         13,299.16
 2/28/2006                         13,340.55
 3/31/2006                         13,390.92
 4/30/2006                         13,435.23
 5/31/2006                         13,486.15
 6/30/2006                         13,540.45
 7/31/2006                         13,591.54
 8/31/2006                         13,647.27
 9/30/2006                         13,703.18
10/31/2006                         13,757.48
11/30/2006                         13,812.03
12/31/2006                         13,872.42
 1/31/2007                         13,925.62
 2/28/2007                         13,977.01
 3/31/2007                         14,035.82
 4/30/2007                         14,089.20
 5/31/2007                         14,146.53
 6/30/2007                         14,203.77
 7/31/2007                         14,259.44

                [END CHART]

              DATA FROM 7/31/97 THROUGH 7/31/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         PORTFOLIO MIX
                           7/31/2007

           [PIE CHART OF PORTFOLIO MIX]

Fixed-Rate Instruments                        32.0%
Variable-Rate Demand Notes                    31.2
Commercial Paper                              22.5
Adjustable-Rate Notes                         13.3
Put Bonds                                      0.8

                   [END CHART]

  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-33.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA MONEY MARKET FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $187,270,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

     FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

     COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

     PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

     VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

     ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

           CD          Certificate of Deposit
           COP         Certificate of Participation
           EDA         Economic Development Authority
           ESOP        Employee Stock Ownership Plan
           IDA         Industrial Development Authority/Agency
           IDRB        Industrial Development Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

           MFH         Multifamily Housing
           MTN         Medium-Term Note
           P-FLOAT     Puttable Floating Option Receipts
           RB          Revenue Bond

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

           (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from General Electric Capital Corp., General Electric Co., Merrill Lynch & Co., or Sempra Energy.

           (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citizens Bank of Massachusetts, Comerica Bank, N.A., Depfa Bank, plc, First Commercial Bank, JPMorgan Chase Bank, N.A., or Regions Bank.

           (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., or Financial Guaranty Insurance Co.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (32.0%)

              ASSET-BACKED FINANCING (0.3%)
   $17,353    Santander Drive Auto Receivables Trust,
                 Series 2007-1 (INS)                                           5.32%      4/15/2008   $   17,353
                                                                                                      ----------
              DIVERSIFIED BANKS (23.5%)
    40,000    Abbey National Treasury Services plc, Yankee CD(a)               5.35      10/24/2007       40,000
    25,000    Abbey National Treasury Services plc, Yankee CD(a)               5.30      11/08/2007       25,000
    25,000    Abbey National Treasury Services plc, Yankee CD(a)               5.35      12/13/2007       25,000
    25,000    ABN AMRO Bank NV, Chicago Branch, Yankee CD(a)                   5.35       1/16/2008       25,000
    30,000    American Express Bank Federal Savings Bank, CD                   5.29       9/04/2007       30,000
    20,000    American Express Bank Federal Savings Bank, CD                   5.32       9/28/2007       20,000
    25,000    Bank of America, CD                                              5.31       9/14/2007       25,000
    25,000    Bank of Nova Scotia, Yankee CD(a)                                5.29       8/30/2007       25,000
    30,000    Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.33       8/28/2007       30,000
    30,000    Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.31      10/11/2007       30,000
    40,000    Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.32      10/17/2007       40,000
    50,000    Barclays Bank plc, Yankee CD(a)                                  5.36       4/16/2008       50,000
    50,000    Barclays Bank plc, Yankee CD(a)                                  5.38       5/09/2008       50,000
    25,000    Bayerische Landesbank, Yankee CD(a)                              5.30       8/06/2007       25,000
    30,000    Bayerische Landesbank, Yankee CD(a)                              5.33      11/20/2007       30,000
    25,000    BNP Paribas, New York Branch, Yankee CD(a)                       5.30      11/05/2007       25,000
    25,000    Branch Banking & Trust Co., CD                                   5.35       4/23/2008       25,000
    25,000    Citibank New York N.A., CD                                       5.31      11/01/2007       25,000
    20,000    Depfa Bank plc, Yankee CD(a)                                     5.29       9/10/2007       20,000
    30,000    Depfa Bank plc, Yankee CD(a)                                     5.32      10/16/2007       30,000
    50,000    Depfa Bank plc, Yankee CD(a)                                     5.32      10/23/2007       50,000
    20,000    Deutsche Bank AG, Yankee CD(a)                                   5.38       2/19/2008       20,000
    50,000    Deutsche Bank AG, Yankee CD(a)                                   5.34       4/14/2008       50,000
    30,000    Deutsche Bank AG, Yankee CD(a)                                   5.33       4/30/2008       30,000
    25,000    Fortis Bank New York, Yankee CD(a)                               5.28       8/02/2007       25,000
    25,000    Fortis Bank New York, Yankee CD(a)                               5.33       8/27/2007       25,000
    22,700    Harris N.A., CD                                                  5.40       6/06/2008       22,696
    20,000    HBOS Treasury Services, Yankee CD(a)                             5.31       2/22/2008       20,000
    50,000    Huntington National Bank, CD                                     5.34       8/06/2007       50,000
    40,000    Huntington National Bank, CD                                     5.34       9/11/2007       40,000
    25,000    Mitsubishi UFJ Trust & Bank, Yankee CD(a)                        5.34       9/04/2007       25,000
    30,000    Mizuho Corporate Bank, Yankee CD(a)                              5.32      10/25/2007       30,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $50,000    Norddeutsche Landesbank, New York Branch,
                 Yankee CD(a)                                                  5.32%     11/21/2007   $   50,000
    25,000    Royal Bank of Canada, New York Branch,
                 Yankee CD(a)                                                  5.37      10/29/2007       24,999
    21,000    Royal Bank of Scotland plc, Yankee CD(a)                         5.25       1/11/2008       20,990
    50,000    Societe Generale, Yankee CD(a)                                   5.39       5/21/2008       50,000
    30,000    Sumitomo Mitsui Bank Corp., Yankee CD(a)                         5.32       8/06/2007       30,000
    30,000    Westdeutsche Landesbank, Yankee CD(a)                            5.31       9/04/2007       30,000
                                                                                                      ----------
                                                                                                       1,188,685
                                                                                                      ----------
              INVESTMENT BANKING & BROKERAGE (1.1%)
    50,000    Credit Suisse New York, MTN                                      5.42      12/04/2007       50,000
     5,000    Credit Suisse, Yankee CD(a)                                      5.30       5/22/2008        4,995
                                                                                                      ----------
                                                                                                          54,995
                                                                                                      ----------
              REGIONAL BANKS (7.1%)
    25,000    Bank of Ireland, Yankee CD(a)                                    5.34       8/09/2007       25,000
    25,000    Calyon, New York Branch, Yankee CD(a)                            5.33       1/03/2008       25,000
    40,000    Citizens Bank N.A., CD                                           5.33       9/17/2007       40,000
    40,000    Natixis Banque Populaires, New York Branch,
                 Yankee CD(a)                                                  5.35       3/25/2008       40,000
    25,000    Natixis Banque Populaires, New York Branch,
                 Yankee CD(a)                                                  5.33       4/30/2008       25,000
    35,000    Natixis Banque Populaires, New York Branch,
                 Yankee CD(a)                                                  5.34       5/09/2008       35,000
    25,000    Norinchukin Bank, New York Branch, Yankee CD(a)                  5.33       9/05/2007       25,000
    30,000    Norinchukin Bank, New York Branch, Yankee CD(a)                  5.32       9/10/2007       30,000
    25,000    Norinchukin Bank, New York Branch, Yankee CD(a)                  5.36       1/22/2008       25,000
    30,000    Wilmington Trust Co., CD                                         5.31       8/06/2007       30,000
    30,000    Wilmington Trust Co., CD                                         5.33      10/19/2007       30,000
    30,000    Wilmington Trust Co., CD                                         5.30      10/26/2007       30,000
                                                                                                      ----------
                                                                                                         360,000
                                                                                                      ----------
              Total Fixed-Rate Instruments (cost: $1,621,033)                                          1,621,033
                                                                                                      ----------

              COMMERCIAL PAPER (22.5%)

              ASSET-BACKED FINANCING (10.6%)
    20,000    Barton Capital, LLC(b),(c)                                       5.27       8/03/2007       19,994
    19,803    Check Point Charlie Ltd.(b),(c)                                  5.29       8/10/2007       19,777
    25,446    Check Point Charlie Ltd.(b),(c)                                  5.29       8/13/2007       25,401

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              Cooperative Association Tractor Dealers,
   $11,510       Series B (INS)                                                5.30%     8/03/2007    $   11,507
     7,997       Series B (INS)                                                5.29      9/18/2007         7,941
     7,990    Gotham Funding Corp.(b),(c)                                      5.27      8/13/2007         7,976
    13,321    Gotham Funding Corp.(b),(c)                                      5.32      8/17/2007        13,290
    20,583    Kaiserplatz Funding LLC(b),(c)                                   5.31      8/23/2007        20,516
    25,000    Lockhart Funding LLC(b),(c)                                      5.28      8/14/2007        24,952
    21,059    Rhineland Funding Capital Corp.(b),(c)                           5.30      8/03/2007        21,053
    11,823    Rhineland Funding Capital Corp.(b),(c)                           5.32      8/07/2007        11,812
    19,021    Rhineland Funding Capital Corp.(b),(c)                           5.31      8/13/2007        18,987
    20,000    Rhineland Funding Capital Corp.(b),(c)                           5.26      8/17/2007        19,953
    27,903    Sheffield Receivables Corp.(b),(c)                               5.29      8/02/2007        27,899
    20,000    Sunbelt Funding Corp.(b),(c)                                     5.30      8/09/2007        19,976
    10,000    Sunbelt Funding Corp.(b),(c)                                     5.26      8/10/2007         9,987
    25,232    Sunbelt Funding Corp.(b),(c)                                     5.29      8/21/2007        25,158
    15,000    Victory Receivables Corp.(b),(c)                                 5.28      8/14/2007        14,971
    36,952    Victory Receivables Corp.(b),(c)                                 5.30      8/15/2007        36,876
    30,000    Victory Receivables Corp.(b),(c)                                 5.27      8/24/2007        29,899
    20,000    Windmill Funding Corp., (LOC - ABN AMRO
                 Bank N.V.)(b),(c)                                             5.28      8/01/2007        20,000
    27,000    Windmill Funding Corp., (LOC - ABN AMRO
                 Bank N.V.)(b),(c)                                             5.26      9/06/2007        26,858
    50,848    Working Capital Management Co.(b),(c)                            5.35      8/27/2007        50,652
    10,506    Working Capital Management Co.(b),(c)                            5.29      8/09/2007        10,494
    39,106    Working Capital Management Co.(b),(c)                            5.29      8/16/2007        39,020
                                                                                                      ----------
                                                                                                         534,949
                                                                                                      ----------
              CONSUMER FINANCE (0.3%)
    18,079    American Honda Finance Corp.                                     5.22      8/24/2007        18,019
                                                                                                      ----------
              DIVERSIFIED BANKS (2.7%)
    19,230    HBOS Treasury Services                                           5.25      9/07/2007        19,126
    28,621    HBOS Treasury Services                                           5.25     10/18/2007        28,296
    22,172    HBOS Treasury Services                                           5.25     10/23/2007        21,904
    25,000    Kommunalkredit International Bank Ltd.(b),(c)                    5.27      9/17/2007        24,828
    11,161    Long Lane Master Trust IV (b),(c)                                5.29      8/13/2007        11,141
    30,000    Long Lane Master Trust IV (b),(c)                                5.28      8/20/2007        29,916
                                                                                                      ----------
                                                                                                         135,211
                                                                                                      ----------
              DIVERSIFIED CAPITAL MARKETS (2.6%)
    42,881    UBS Finance Delaware, LLC                                        5.27      8/01/2007        42,881
    20,618    UBS Finance Delaware, LLC                                        5.24      8/02/2007        20,615
    25,000    UBS Finance Delaware, LLC                                        5.20      8/10/2007        24,968

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $28,672    UBS Finance Delaware, LLC                                        5.25%      9/24/2007   $   28,446
    15,625    UBS Finance Delaware, LLC                                        5.25      10/18/2007       15,447
                                                                                                      ----------
                                                                                                         132,357
                                                                                                      ----------
              EDUCATION (0.5%)
    25,000    University of Washington, Short Term Notes,
                 Series 2006B                                                  5.34       8/15/2007       25,000
                                                                                                      ----------
              ELECTRIC UTILITIES (1.0%)
    11,137    Georgia Transmission Corp.(b),(c)                                5.29       8/29/2007       11,091
    20,000    Georgia Transmission Corp.(b),(c)                                5.29       9/05/2007       19,897
    10,000    Georgia Transmission Corp.(b),(c)                                5.28       9/12/2007        9,939
    10,208    Wisconsin Electric Power Co.                                     5.28       8/07/2007       10,199
                                                                                                      ----------
                                                                                                          51,126
                                                                                                      ----------
              GAS UTILITIES (0.5%)
    23,667    AGL Capital Corp.(b),(c)                                         5.33       8/03/2007       23,660
                                                                                                      ----------
              HEALTH CARE FACILITIES (0.5%)
    11,000    Medical Building Funding IV, LLC (LOC - KBC
                 Bank, N.V.)                                                   5.47       8/29/2007       10,953
    10,000    Medical Building Funding IX, LLC (LOC - Bank
                 of Nova Scotia & KBC Bank, N.V.)                              5.31       9/05/2007       10,000
     5,000    Medical Building Funding IX, LLC (LOC - Bank
                 of Nova Scotia & KBC Bank, N.V.)                              5.36       9/05/2007        5,000
                                                                                                      ----------
                                                                                                          25,953
                                                                                                      ----------
              INTEGRATED OIL & GAS (1.6%)
    15,800    ConocoPhillips Qatar Funding Ltd.(b),(c)                         5.29       8/07/2007       15,786
    11,300    ConocoPhillips Qatar Funding Ltd.(b),(c)                         5.30       8/14/2007       11,278
    25,000    ConocoPhillips Qatar Funding Ltd.(b),(c)                         5.31       8/16/2007       24,945
    27,500    ConocoPhillips Qatar Funding Ltd.(b),(c)                         5.29      10/25/2007       27,157
                                                                                                      ----------
                                                                                                          79,166
                                                                                                      ----------
              REGIONAL BANKS (1.3%)
    25,000    Zions Bancorporation                                             5.30       8/13/2007       24,956
    20,000    Zions Bancorporation                                             5.31       8/20/2007       19,944
    20,000    Zions Bancorporation                                             5.29       8/31/2007       19,912
                                                                                                      ----------
                                                                                                          64,812
                                                                                                      ----------
              THRIFTS & MORTGAGE FINANCE (0.9%)
    45,000    Members United Corp. Federal Credit Union, Notes                 5.26       8/23/2007       44,855
                                                                                                      ----------
              Total Commercial Paper (cost: $1,135,108)                                                1,135,108
                                                                                                      ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              PUT BONDS (0.8%)

              OIL & GAS  REFINING  &  MARKETING  (0.8%)
   $40,000    Harris  County Industrial Development Corp.,
                 Solid Waste Disposal RB, Series 2007B(b)
                 (cost: $40,000)                                               5.33%      6/01/2017   $   40,000
                                                                                                      ----------
              VARIABLE-RATE DEMAND NOTES (31.2%)

              AGRICULTURAL PRODUCTS (0.1%)
     2,715    Fair Oaks Dairy Farm LLC, Adjustable Rate
                 Taxable Securities, Series 2007
                 (LOC - Fifth Third Bank)                                      5.37       5/01/2057        2,715
     5,000    Kokomo Grain Co., Inc., Notes,
                 Series 2006A (NBGA)(b)                                        5.34      11/01/2014        5,000
                                                                                                      ----------
                                                                                                           7,715
                                                                                                      ----------
              AIRPORT SERVICES (0.0%)
     1,030    Shawnee, KS, Private Activity RB, Series 1997
                 (LOC - JPMorgan Chase Bank, N.A.)                             5.50      12/01/2012        1,030
                                                                                                      ----------
              AIRPORT/PORT (0.2%)
    11,800    Tulsa, OK, Airport Improvement Trust, RB
                 (LOC - JPMorgan Chase Bank, N.A.)                             5.35       6/01/2023       11,800
                                                                                                      ----------
              ASSET-BACKED FINANCING (0.8%)
              Cornerstone Funding Corp. I, Notes,
     5,395       Series 2000B (LOC - Fifth Third Bank)                         5.45       1/01/2021        5,395
    12,732       Series 2001B (LOC - Fifth Third Bank)                         5.41       9/01/2026       12,732
     5,980       Series 2001D (LOC - Fifth Third Bank)                         5.41       1/01/2022        5,980
     3,777       Series 2003G (LOC - Huntington National Bank)                 5.61       1/01/2024        3,777
    12,544       Series 2004A (LOC - Fifth Third Bank)                         5.41       6/01/2029       12,544
                                                                                                      ----------
                                                                                                          40,428
                                                                                                      ----------
              AUTO PARTS & EQUIPMENT (1.3%)
     3,069    7300 ACC Leasing, LLC, Taxable Demand
                 Notes, Series 2003 (LOC - National City Bank)                 5.38       5/01/2023        3,069
    15,000    Alabama IDA, RB (LOC - Barclays Bank plc)                        5.50      10/01/2019       15,000
     6,490    Illinois Finance Auth., RB, Series 2005
                 (LOC - Federal Home Loan Bank of Chicago)                     5.38       7/01/2040        6,490
    42,000    LSP Automotive Systems, LLC, RB,
                 Series 2006 (LOC - National
                 Bank of South Carolina)                                       5.37       3/01/2021       42,000
                                                                                                      ----------
                                                                                                          66,559
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              AUTOMOTIVE RETAIL (0.3%)
   $ 5,460    C-MEK Realty, LLC, Taxable Variable Rate
                 Bonds, Series 2007 (LOC - Bank of
                 North Georgia)                                                5.37%      6/01/2027   $    5,460
     1,600    Deen Properties LLC, Variable Rate Bonds,
                 Series 2005 (LOC - Columbus Bank & Trust Co.)                 5.37       4/01/2030        1,600
     3,633    Germain Properties of Columbus, Inc., Option
                 Notes (LOC - JPMorgan Chase Bank, N.A.)                       5.39       3/01/2031        3,633
     3,000    JTK Group, LLC & Hays Properties, Demand
                 Bonds, Series 2005 (LOC - Regions Bank)                       5.40      11/01/2025        3,000
     3,330    Rogers Bridge Road, LLC, Demand Notes,
                 Series 2002 (LOC - Bank of North Georgia)                     5.47       1/01/2023        3,330
                                                                                                      ----------
                                                                                                          17,023
                                                                                                      ----------
              BIOTECHNOLOGY (0.0%)
     2,260    Westgate Investment Fund, LLC, Taxable
                 Purchase Bonds, Series 2005 (LOC - Wells
                 Fargo Bank, N.A.)                                             5.40       2/01/2012        2,260
                                                                                                      ----------
              BROADCASTING & CABLE TV (0.2%)
              New Jersey EDA, RB,
     5,700       Series 1997A (NBGA)(b)                                        5.30      10/01/2021        5,700
     2,100       Series 1997B (LOC - JPMorgan Chase Bank, N.A.)                5.30      10/01/2021        2,100
                                                                                                      ----------
                                                                                                           7,800
                                                                                                      ----------
              BUILDING PRODUCTS (0.1%)
     1,300    Schmitz Ready Mix, Inc., Taxable Demand
                 Notes, Series 2007-A (LOC - U.S. Bank, N.A.)                  5.42       4/01/2046        1,300
     3,015    Tri-O Development, LLC, Loan Program
                 Notes, Series A (LOC - National City Bank)                    5.38       5/01/2029        3,015
     1,000    Warren County Building RB, Series 2006
                 (LOC - JPMorgan Chase Bank, N.A.)                             5.42      12/01/2026        1,000
                                                                                                      ----------
                                                                                                           5,315
                                                                                                      ----------
              BUILDINGS (0.4%)
     2,330    Aquarium Parking Deck, LLC, Taxable RB,
                 Series 2005 (LOC - SunTrust Bank)                             5.36       4/01/2020        2,330
     3,140    Delos, LLC, Taxable Variable Rate Securities,
                 Series 2007A (LOC - Fifth Third Bank)                         5.37       3/01/2037        3,140
     7,095    Downtown Marietta Development Auth.,
                 GA, RB, Series 1996B (LIQ)                                    5.39       7/01/2021        7,095

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $ 7,975    Greenville, SC, Memorial Auditorium District
                 Public Facilities, COP, Series 1996C
                 (LOC - Bank of America, N.A.)                                 5.42%      9/01/2017   $    7,975
                                                                                                      ----------
                                                                                                          20,540
                                                                                                      ----------
              COMMERCIAL PRINTING (0.1%)
     2,700    Envelope Printery, Inc., Adjustable Rate
                 Taxable Securities, Series 2007
                 (LOC - Fifth Third Bank)                                      5.37       3/01/2027        2,700
                                                                                                      ----------
              COMMUNITY SERVICE (0.2%)
     7,830    First Church of God, Notes, Series 2002
                 (LOC - Huntington National Bank)                              5.42      10/03/2022        7,830
     4,800    Roman Catholic Diocese of Raleigh, NC, Notes,
                 Series A (LOC - Bank of America, N.A.)                        5.37       6/01/2018        4,800
                                                                                                      ----------
                                                                                                          12,630
                                                                                                      ----------
              CONSTRUCTION & ENGINEERING (0.1%)
     6,025    Liliha Parking Co., LP, RB, Series 1994
                 (LOC - First Hawaiian Bank)                                   5.85       8/01/2024        6,025
                                                                                                      ----------
              CONSTRUCTION MATERIALS (0.1%)
     4,605    Central Concrete Supermix, Inc., Taxable RB,
                 Series 2005 (LOC - SunTrust Bank)                             5.36       5/01/2021        4,605
     1,185    Wyoming IDA, Federally-Taxable RB,
                 Series 2007B (LOC - First Tennessee Bank, N.A.)               5.42       3/01/2010        1,185
                                                                                                      ----------
                                                                                                           5,790
                                                                                                      ----------
              CONSUMER ELECTRONICS (0.2%)
     8,000    Mississippi Business Finance Corp., IDRB,
                 Series 2005 (LOC - Wachovia Bank, N.A.)                       5.38       1/14/2015        8,000
                                                                                                      ----------
              DEPARTMENT STORES (0.6%)
    31,320    Belk, Inc., RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                                   5.39       7/01/2008       31,320
                                                                                                      ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
     1,150    Colorado Housing Finance Auth., RB,
                 Series 2006B (LOC - California Bank & Trust)                  5.67       6/01/2031        1,150
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.3%)
              Lancaster Industrial Development Auth.,
   $ 2,745       Taxable Variable Rate Demand RB,
                 Series 2006B (LOC - Fulton Bank)                              5.42%      1/01/2015   $    2,745
     2,250       Taxable Variable Rate Demand RB,
                 Series 2006B (LOC - Fulton Bank)                              5.42       1/01/2027        2,250
     8,155    Webster, KY, Taxable Variable Rate
                 Demand Industrial RB,
                 Series 2004 (LOC - Regions Bank)                              5.34      11/01/2024        8,155
                                                                                                      ----------
                                                                                                          13,150
                                                                                                      ----------
              EDUCATION (1.1%)
    12,300    Access To Loans For Learning Student Loan Corp.,
                 Student Loan Program RB, Series II-A-6
                 (LOC - State Street Bank and Trust Co.)                       5.33       7/01/2036       12,300
    12,175    California Statewide Communities Development
                 Auth., Variable Rate Demand RB,
                 Series 2002B (LOC - BNP Paribas)                              5.35      10/01/2032       12,175
     8,125    Massachusetts Development Finance
                 Agency, RB, Series 2005B (INS)(LIQ)                           5.42       7/01/2014        8,125
     9,515    Oklahoma City Industrial & Cultural Facilities
                 Trust, Variable Rate Demand Bonds,
                 Series 2005A (LOC - Bank of America, N.A.)                    5.35       9/15/2016        9,515
    15,000    Pepperdine Univ., Bonds, Series 2002B                            5.42       8/01/2037       15,000
                                                                                                      ----------
                                                                                                          57,115
                                                                                                      ----------
              EDUCATIONAL SERVICES (0.6%)
     7,000    Glendale, AZ, IDA RB, Series 2005A
                 (LOC - Bank of New York)                                      5.35       7/01/2035        7,000
    14,900    Loanstar Assets Partners, LP, RB,
                 Series 2005A (LOC - State Street
                 Bank and Trust Co.)(b)                                        5.32       2/01/2041       14,900
     7,840    Yamhill County, Taxable Variable
                 Rate Demand RB, Series 2005B
                 (LOC - Bank of America, N.A.)                                 5.35      10/01/2020        7,840
                                                                                                      ----------
                                                                                                          29,740
                                                                                                      ----------
              ELECTRIC UTILITIES (0.8%)
              P-FLOAT Option Taxable Notes,
    19,090       Series TN-001 (NBGA)(b)                                       5.37       3/01/2017       19,090
    21,200       Series TN-002 (NBGA)(b)                                       5.37       4/19/2010       21,200
                                                                                                      ----------
                                                                                                          40,290
                                                                                                      ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
   $ 2,455    AFS Associates, LP Taxable Demand Notes,
                 Series 2005 (LOC - Fifth Third Bank)                          5.37%      9/01/2040   $    2,455
                                                                                                      ----------
              FOOD DISTRIBUTORS (1.0%)
    11,825    Classic City Beverages, LLC, Taxable
                 Variable Rate Bonds, Series 2003
                 (LOC - Columbus Bank & Trust Co.)                             5.35       8/01/2018       11,825
     3,535    Hausbeck Pickle Co., Loan Program Notes,
                 Series A (LOC - Citizens Bank)                                5.42       3/01/2037        3,535
     9,000    Jackson Beverages, LLC, Taxable
                 Variable Rate Bonds, Series 2005
                 (LOC - Columbus Bank & Trust Co.)                             5.35       2/01/2020        9,000
     9,950    Macon Beverage Co., LLC, Taxable
                 Variable Rate Bonds, Series 2004
                 (LOC - Columbus Bank & Trust Co.)                             5.35       4/01/2019        9,950
    13,575    North Georgia Distributing Co., LLC, Taxable
                 Variable Rate Bonds, Series 2003
                 (LOC - Columbus Bank & Trust Co.)                             5.35       8/01/2018       13,575
     3,855    REG Properties LLC, Variable Rate Multiple
                 Draw Taxable Demand Notes, Series 2006
                 (LOC - National City Bank)                                    5.38       4/01/2035        3,855
                                                                                                      ----------
                                                                                                          51,740
                                                                                                      ----------
              FOOD RETAIL (0.1%)
     2,850    Cheney Bros., Inc., Taxable Variable
                 Rate Demand RB, Series 1997
                 (LOC - Wachovia Bank, N.A.)                                   5.49      12/01/2016        2,850
                                                                                                      ----------
              GENERAL MERCHANDISE STORES (0.4%)
    18,000    P-FLOAT Option Taxable Notes,
                 Series TN-006 (NBGA)(b)                                       5.37       2/09/2008       18,000
                                                                                                      ----------
              GENERAL OBLIGATION (1.7%)
              Oakland County Charter Township of
                 Commerce, Taxable Adjustable Rate
                 Downtown Development Bonds,
    13,000       Series 2003 (LIQ)                                             5.38      10/01/2018       13,000
    35,000       Series 2003 (LIQ)                                             5.38      10/01/2034       35,000
    38,800    Southern Ute Indian Tribe, RB, Series 2007(b)                    5.39       1/01/2027       38,800
                                                                                                      ----------
                                                                                                          86,800
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (3.0%)
   $10,090    Baptist Medical Plaza Associates, Taxable
                 Variable Rate Demand Bonds, Series 1997
                 (LOC - KBC Bank, N.V.)                                        5.40%      6/01/2017   $   10,090
     4,000    Bayfront Regional Development, Taxable
                 Variable Rate Demand Bonds, Series 2007
                 (LOC - PNC Bank, N.A.)                                        5.40      11/01/2027        4,000
     2,810    Brookville Enterprises, Inc., Series 2004
                 (LOC - Fifth Third Bank)                                      5.37      10/01/2025        2,810
     8,120    California Statewide Communities
                 Development Auth., RB, Series 2002-B
                 (LOC - Allied Irish Banks plc)                                5.40      11/15/2042        8,120
     7,000    Capital Markets Access Co., L.C., Taxable
                 Variable Rate Demand Bonds, Series 2007
                 (LOC - SunTrust Bank)                                         5.36       6/27/2036        7,000
    15,000    Chestnut Hill Benevolent Association, RB,
                 Taxable Variable Rate Demand Bonds,
                 Series 2005 (LOC - TD Banknorth, N.A.)                        5.44       2/01/2035       15,000
     5,100    Community Behavioral Healthcare Cooperative
                 of Pennsylvania, Taxable Variable Rate
                 Demand RB, Series 2007 (LOC - Fulton Bank)                    5.42       9/01/2027        5,100
     2,225    District of Columbia, RB, Series 2007B
                 (LOC - Manufacturers & Traders Trust Co.)                     5.42       7/01/2032        2,225
     4,000    East Montgomery Health Facilities
                 Development, Inc., Variable Rate Taxable
                 Bonds, Series 2006A (LOC - First
                 Commercial Bank)                                              5.37      11/01/2033        4,000
     6,280    Evendale Surgical Properties LLC, Adjustable
                 Rate Taxable Securities, Series 2006A
                 (LOC - Fifth Third Bank)                                      5.37       6/01/2026        6,280
     4,325    Hospital & Nursing Home Medical Clinic
                 Board of the City of Gardendale, AL,
                 Medical Facility RB, Series 2006
                 (LOC - Regions Bank)                                          5.50      11/01/2026        4,325
     5,065    Louisiana Public Facilities Auth., RB,
                 Series 2002D (LOC - Capital One, N.A.)                        5.62       7/01/2028        5,065
    11,480    OSS Realty Co., Taxable Variable Rate
                 Demand Bonds, Series 2004 (LOC - Federal
                 Home Loan Bank of Pittsburgh)(b)                              5.36       9/01/2034       11,480
    18,300    Polk County IDA, RB, Series 1999
                 (LOC - Bank of America, N.A.)                                 5.35      12/01/2018       18,300

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              Premier Senior Living, LLC, Bonds,
   $ 7,110       Series 2007A (LOC - Wachovia Bank, N.A.)                      5.36%      8/01/2037   $    7,110
     4,950       Series 2007D (LOC - Wachovia Bank, N.A.)                      5.36       8/01/2037        4,950
     3,200       Series 2007E (LOC - Wachovia Bank, N.A.)                      5.36       8/01/2037        3,200
     4,120       Series 2007F (LOC - Wachovia Bank, N.A.)                      5.36       8/01/2037        4,120
    10,000    San Juan Regional Medical Center, Inc.,
                 Taxable Hospital RB, Series 2007B
                 (LOC - Bank of Nova Scotia)                                   5.32       6/01/2037       10,000
     8,600    TOSMOB LLC, Adjustable Rate Taxable
                 Securities, Series 2007 (LOC - Fifth Third Bank)              5.37       6/01/2032        8,600
              West Side Surgical Properties, LLC,
     5,700       Series 2006 (LOC - Huntington National Bank)                  5.42       9/01/2027        5,700
     4,520       Series 2007 (LOC - Fifth Third Bank)                          5.37       4/01/2028        4,520
                                                                                                      ----------
                                                                                                         151,995
                                                                                                      ----------
              HEALTH CARE SERVICES (0.5%)
     7,485    Carriage Inn of Bowerston, Inc., Series 2004
                 (LOC - Fifth Third Bank)                                      5.37      12/01/2024        7,485
    10,100    Kaneville Road Joint Venture, Taxable
                 Demand Notes (LOC - Federal Home Loan
                 Bank of Chicago)                                              5.38      11/01/2032       10,100
     3,100    University Hospitals Trust RB, Taxable,
                 Series 2005B (LOC - Bank of America, N.A.)                    5.35       8/15/2021        3,100
     4,500    WW Real Estate, LLC & White-Wilson
                 Medical Center, P.A., Adjustable Rate
                 Taxable Securities, Series 2007
                 (LOC - Fifth Third Bank)                                      5.37       5/01/2057        4,500
                                                                                                      ----------
                                                                                                          25,185
                                                                                                      ----------
              HOME FURNISHINGS (0.2%)
     5,200    Connecticut Development Auth.
                 Variable Rate Demand Industrial
                 Development Bonds, Series 2002
                 (LOC - Wachovia Bank, N.A.)                                   5.42       1/01/2010        5,200
     2,705    Maryland Economic Development Corp., RB,
                 Series 2001B (LOC - Manufacturers &
                 Traders Trust Co.)                                            5.39       8/01/2016        2,705
                                                                                                      ----------
                                                                                                           7,905
                                                                                                      ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     8,850    Brookhaven, NY, IDA, Taxable Intercounty
                 Associates, RB (LOC - North Fork Bank)                        5.62       1/01/2025        8,850
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              HOSPITAL (0.3%)
   $ 3,220    Adventist Health System West,
                 Variable Rate Demand Bonds
                 (LOC - Wells Fargo Bank, N.A.)                                5.40%      9/01/2016   $    3,220
    13,700    Indiana Health Facility Financing Auth., RB,
                 Series 1999B (LOC - Bank of America, N.A.)                    5.37       1/01/2019       13,700
                                                                                                      ----------
                                                                                                          16,920
                                                                                                      ----------
              HOTELS, RESORTS, & CRUISE LINES (0.5%)
     8,800    A & M Hospitalities, LLC, Variable
                 Rate Demand Bonds, Series 2005B
                 (LOC - Columbus Bank & Trust Co.)                             5.37       1/01/2025        8,800
     7,665    Alprion, LLC, Demand Bonds, Series 2004
                 (LOC - Federal Home Loan Bank of Topeka)                      5.37      10/01/2034        7,665
     6,600    Columbus, GA, Development Auth.,
                 Taxable RB, Series 2007 (LOC - Columbus
                 Bank & Trust Co.)                                             5.37       7/01/2032        6,600
                                                                                                      ----------
                                                                                                          23,065
                                                                                                      ----------
              HOUSEHOLD APPLIANCES (0.2%)
     9,800    Mississippi Business Finance Corp., IDRB,
                 Series 2000 (LOC - Bank of America, N.A.)                     5.39       6/01/2015        9,800
                                                                                                      ----------
              INDUSTRIAL CONGLOMERATES (0.3%)
    14,000    Mississippi Business Finance Corp., IDRB,
                 Series 1998(b)                                                5.30       2/01/2023       14,000
                                                                                                      ----------
              INDUSTRIAL GASES (0.1%)
     3,850    Sandhill Group, LLC, Option Notes,
                 Series 2003 (LOC - Regions Bank)                              5.37      12/01/2013        3,850
                                                                                                      ----------
              INDUSTRIAL MACHINERY (1.1%)
     8,500    Al-Fe Heat Treating Project, Taxable Variable
                 Rate Demand Notes, Series 2005
                 (LOC - National City Bank)                                    5.38       5/01/2021        8,500
     3,600    Edge Seal Technologies, Inc., Taxable
                 Floating Rate Notes, Series 2007A
                 (LOC - Fifth Third Bank)                                      5.37       6/01/2013        3,600
    25,000    Hampton Hydraulics, LLC, Promissory Notes,
                 Series 2003 (LOC - Regions Bank)                              5.37       4/01/2013       25,000
     2,000    Precision Tool Die & Machine, Notes,
                 Series 2000 (LOC - Fifth Third Bank)                          5.38       3/01/2010        2,000

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $ 8,875    Savannah, GA, EDA, RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                                   5.37%      6/01/2018   $    8,875
     8,595    Sterling Pipe & Tube, Inc., Notes,
                 Series 2000 (LOC - National City Bank)                        5.38      11/01/2012        8,595
                                                                                                      ----------
                                                                                                          56,570
                                                                                                      ----------
              IT CONSULTING & OTHER SERVICES (0.0%)
     1,995    Michigan Strategic Fund, Limited Obligation RB,
                 Series 2000B (LOC - Fifth Third Bank)                         5.37      10/01/2025        1,995
                                                                                                      ----------
              LEISURE FACILITIES (1.2%)
     3,000    Commonwealth Country Club Ltd., Adjustable
                 Rate Taxable Securities, Series 2001
                 (LOC - Huntington National Bank)                              5.42      11/01/2021        3,000
     3,871    Cornerstone Funding Corp. I, Notes,
                 Series 2003I (LOC - Fifth Third Bank)                         5.46       8/01/2025        3,871
     2,000    Old South Country Club, Inc., Taxable
                 Variable Rate Demand/Fixed Rate Bonds,
                 Series 2006 (LOC - Manufacturers &
                 Traders Trust Co.)                                            5.37      12/01/2031        2,000
    30,200    Olympic Club, RB, Series 2002
                 (LOC - Allied Irish Banks plc)                                5.36      10/01/2032       30,200
     4,170    Pavilion Inc. Demand Notes, Series 2000
                 (LOC - Old National Bank)                                     5.87      11/01/2025        4,170
    15,500    TP Racing, LLP, Floating-Rate Option
                 Notes, Series 2000 (LOC - JPMorgan
                 Chase Bank, N.A.)                                             5.39       6/01/2030       15,500
                                                                                                      ----------
                                                                                                          58,741
                                                                                                      ----------
              MULTI-UTILITIES (0.3%)
              Sempra Energy ESOP & Trust, Taxable
                 Variable Rate Demand Bonds,
     1,670       Series 1999A (NBGA)(b)                                        5.50      11/01/2014        1,670
    15,750       Series 1999C (NBGA)(b)                                        5.50      11/01/2014       15,750
                                                                                                      ----------
                                                                                                          17,420
                                                                                                      ----------
              MULTIFAMILY HOUSING (0.7%)
     3,100    Columbus, GA, Development Auth., Taxable
                 RB, Series 2004 (LOC - Columbus
                 Bank & Trust Co.)                                             5.40      12/01/2024        3,100
       315    Iowa Finance Auth., MFH RB, Series 2006B
                 (LOC - M&I Marshall & Ilsley Bank)                            5.50      12/01/2041          315

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $ 9,500    Los Angeles, CA, Community Redevelopment
                 Agency MFH, RB, Series 2006B
                 (LOC - Bank of America, N.A.)                                 5.31%     10/15/2038   $    9,500
    11,926    Massachusetts Housing Finance Agency,
                 Variable Rate Housing RB, Series 2007A
                 (LOC - JPMorgan Chase Bank, N.A.)                             5.33       6/01/2037       11,926
     5,480    Newport, KY, Variable Rate Demand
                 Industrial Building RB, Series 2007A-1
                 (LOC - Fifth Third Bank)                                      5.40       3/01/2032        5,480
     6,000    Washington State Housing Finance
                 Commission Variable Rate Demand
                 Nonprofit Housing RB, Series 2006B
                 (LOC - HSH Nordbank AG)                                       5.38       3/01/2012        6,000
                                                                                                      ----------
                                                                                                          36,321
                                                                                                      ----------
              NURSING/CCRC (0.3%)
     4,820    District of Columbia, RB, Series 2005A
                 (LOC - UniCredito Italiano S.p.A.)                            5.42      10/01/2020        4,820
     1,200    Lynchburg Redevelopment & Housing Auth.
                 Taxable Variable Rate Demand Housing RB,
                 Series 2006B (LOC - Manufacturers &
                 Traders Trust Co.)                                            5.37      12/01/2034        1,200
     9,000    Schenectady County IDA, Civic Facility RB,
                 Series 2007 (LOC - Citizens Bank)                             5.34       2/01/2037        9,000
                                                                                                      ----------
                                                                                                          15,020
                                                                                                      ----------
              OFFICE ELECTRONICS (0.0%)
     2,405    Sanders CRS Exchange, LLC, Taxable
                 Demand Bonds, Series 2003
                 (LOC - Wells Fargo Bank, N.A.)                                5.56      10/01/2023        2,405
                                                                                                      ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     9,860    Shipley Group, LP, Taxable Variable
                 Rate Demand Bonds, Series 2006
                 (LOC - Citizens Bank of Massachusetts)                        5.37      12/01/2016        9,860
                                                                                                      ----------
              OIL & GAS REFINING & MARKETING (0.2%)
     8,095    Southwest Georgia Oil Co., Inc., Variable
                 Rate Taxable Bonds, Series 2006
                 (LOC - Columbus Bank & Trust Co.)                             5.37      11/01/2026        8,095
                                                                                                      ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.2%)
   $ 1,780    Atlanta Bread Co. International, Inc., Notes
                 (LOC - Columbus Bank & Trust Co.)                             5.37%      9/01/2023   $    1,780
     5,050    Brewster Dairy, Inc., Taxable Variable
                 Rate Demand Notes, Series 2003
                 (LOC - National City Bank)                                    5.38       4/03/2023        5,050
     4,585    City of Thomasville Downtown
                 Development Auth., Taxable
                 Variable Rate Bonds, Series 2006
                 (LOC - Columbus Bank & Trust Co.)                             5.32       4/01/2027        4,585
                                                                                                      ----------
                                                                                                          11,415
                                                                                                      ----------
              PAPER PRODUCTS (0.8%)
     7,425    Bancroft Bag, Inc., Notes (LOC - JPMorgan
                 Chase Bank, N.A.)                                             5.39       6/01/2035        7,425
    22,260    City of Old Town, ME, Solid Waste
                 Disposal RB, Series 2004
                 (LOC - Bank of America, N.A.)                                 5.40      12/01/2024       22,260
     7,000    IDA of the County of Campbell, VA, Solid
                 Waste Disposal Facility RB, Series 1994
                 (LOC - Bank of America, N.A.)                                 5.41      12/01/2019        7,000
     3,100    IDA of the Parish of East Baton
                 Rouge, LA, Inc., Solid Waste Disposal RB,
                 Series 2004 (LOC - SunTrust Bank)                             5.41       6/01/2029        3,100
                                                                                                      ----------
                                                                                                          39,785
                                                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (1.4%)
    70,000    Alfa Corp., Promissory Notes, Series 2002(b)                     5.47       6/01/2017       70,000
                                                                                                      ----------
              PUBLISHING (0.0%)
     2,180    Dickinson Press, Inc., Taxable Variable
                 Rate Demand Notes, Series 2003
                 (LOC - Huntington National Bank)                              5.40       8/01/2018        2,180
                                                                                                      ----------
              REAL ESTATE  MANAGEMENT &  DEVELOPMENT  (6.9%)
    14,740    411 Seventh Avenue Associates, L.P.,
                 Taxable Variable Rate Demand Bonds,
                 Series 2001 (LOC - National City Bank)                        5.38       1/01/2027       14,740
     3,483    Baron Investments, Ltd., Notes, Series 2004
                 (LOC - Federal Home Loan Bank of Dallas)                      5.39      10/01/2024        3,483

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              Cornerstone Funding Corp. I,
   $ 9,438       Notes, Series 2004D (LOC - Commerce
                 Bank, N.A., Cherry Hill)                                      5.51%      1/01/2025   $    9,438
     2,826       Notes, Series 2004E (LOC - Charter One Bank)                  5.46       1/01/2030        2,826
     9,191       Notes, Series 2006 A (LOC - Charter One Bank)                 5.38       8/01/2031        9,191
     2,175    Deltime LLC, Variable Rate Taxable
                 Demand Notes, Series 2003
                 (LOC - National City Bank)                                    5.38       2/01/2023        2,175
     5,565    Dennis E. Eash and Florida O. Eash,
                 Taxable Floating-Rate Bonds,
                 Series 2005 (LOC - Hancock Bank)                              5.49       4/01/2025        5,565
    35,240    Driftwood Landing Corp., Loan
                 Program Notes, Series 2002
                 (LOC - National City Bank)                                    5.38       1/15/2022       35,240
    14,115    Exchange at Hammond LLC, Bonds,
                 Series 2002 (LOC - Bank of North Georgia)                     5.41       8/01/2022       14,115
    17,665    Fairway Park Properties LLC, Notes,
                 Series 2001 (LOC - National City Bank)                        5.38      10/15/2026       17,665
     6,820    Freightliner Finance, LLC, Taxable
                 Floating-Rate Option Notes
                 (LOC - Huntington National Bank)                              5.40      11/01/2030        6,820
     4,320    Goode Realty & Leasing LLC, Adjustable
                 Rate Demand Notes, Series 2007
                 (LOC - Fifth Third Bank)                                      5.37       3/01/2032        4,320
     6,040    Houston County, GA, IDA, RB, Series 1997
                 (LOC - Wachovia Bank, N.A.)                                   5.40       8/01/2012        6,040
     1,520    JCM Properties, LP, Demand Notes,
                 Series 1998 (LOC - National City Bank)                        5.43       4/01/2013        1,520
     2,455    JWAT, Inc., Variable Rate Taxable Bonds,
                 Series 2007 (LOC - Columbus Bank & Trust Co.)                 5.37       7/01/2027        2,455
     1,730    Lauren Co., LLC, Series 2003 (LOC - Wells
                 Fargo Bank, N.A.)                                             5.40       7/01/2033        1,730
     2,840    Lock Inns, Inc., Taxable Variable
                 Rate Securities, Series 2003
                 (LOC - Bank of North Georgia)                                 5.47       2/01/2023        2,840
     5,780    Lodge Apartments Holdings LLC, Taxable
                 Variable Rate Demand Notes, Series 2006
                 (LOC - Wachovia Bank, N.A.)                                   5.35       3/01/2026        5,780
    24,510    Mayfair at Great Neck, NY, Bonds, Series 1997
                 (LOC - Manufacturers & Traders Trust Co.)                     5.35       1/01/2023       24,510

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $ 7,000    Morgan Valley Properties, LLC, Taxable
                 Variable/Fixed-Rate Notes, Series 2006A
                 (LOC - Bank of North Georgia)                                 5.47%      8/01/2031   $    7,000
    40,000    New York City Housing Development
                 Corp., MFH Mortgage RB, Series 2006B
                 (LOC - Landesbank Hessen-Thuringen)                           5.37       6/01/2039       40,000
    11,497    Nick & Nat Properties, LLC, Adjustable
                 Rate Demand Securities, Series 2005
                 (LOC - Fifth Third Bank)                                      5.37       5/01/2025       11,497
     6,175    One Holland Corp., Taxable Floating-Rate
                 Notes, Series 2006 (LOC - Huntington
                 National Bank)                                                5.44       8/01/2031        6,175
     2,410    Oxmoor West, LLC, Taxable Variable
                 Rate Notes, Series 2006 (LOC - First
                 Commercial Bank)                                              5.40       4/01/2026        2,410
     1,750    Peachtree Crest Professional, Demand
                 Notes, Series 2003 (LOC - Bank of
                 North Georgia)                                                5.47       3/01/2023        1,750
    18,980    PHF Investments, LLC, Demand Notes,
                 Series 2004A (LOC - Associated Bank, N.A.)                    5.37       6/01/2044       18,980
     2,515    Santa Rosa Property Holdings, LLC, Taxable
                 Variable Rate Bonds, Series 2006
                 (LOC - Columbus Bank & Trust Co.)                             5.37       8/01/2031        2,515
     7,735    SBAR-Piperno Co., RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                                   5.44       9/01/2012        7,735
     2,515    Scion Real Estate Investments LLC,
                 Adjustable Rate Taxable Securities,
                 Series 2006 (LOC - Fifth Third Bank)                          5.37       1/02/2048        2,515
    40,000    Sea Island Co. and Sea Island Coastal
                 Properties, LLC, Notes, Series 2003
                 (LOC - Columbus Bank & Trust Co.)                             5.37       4/01/2023       40,000
    20,630    SF Tarns, LLC, RB, Series 2000
                 (LOC - LaSalle Bank Midwest, N.A.)                            5.36      12/01/2025       20,630
     7,730    South Bend Mac, LP, Variable Rate
                 Demand Bonds, Series 1997
                 (LOC - National City Bank)                                    5.38      12/01/2027        7,730
    11,130    Wishbone Partners, LLC, Taxable
                 Floating-Rate Option Notes
                 (LOC - Huntington National Bank)                              5.40      11/01/2025       11,130
                                                                                                      ----------
                                                                                                         350,520
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              REAL ESTATE TAX/FEE (0.2%)
   $ 8,490    Mississippi Development Bank, Special
                 Obligation Bonds, Series 2002 (INS)(LIQ)                      5.40%      6/01/2032   $    8,490
                                                                                                      ----------
              RESTAURANTS (0.1%)
     3,120    Doughboy LLC, Taxable Variable Rate
                 Demand Bonds, Series 2004
                 (LOC - M&I Marshall & Ilsley Bank)                            5.38       5/01/2019        3,120
                                                                                                      ----------
              SALES TAX (0.2%)
     7,840    Arista Metropolitan District RB,
                 Series 2006 B (LOC - Compass Bank)                            5.42      12/01/2030        7,840
                                                                                                      ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     7,860    Denver Urban Renewal Auth. RB,
                 Series 2006D (LOC - Compass Bank)                             5.37       9/01/2017        7,860
                                                                                                      ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     3,240    Wagner Moving & Storage, Inc., Adjustable
                 Rate Taxable Securities, Series 2006
                 (LOC - Fifth Third Bank)                                      5.37      11/01/2036        3,240
                                                                                                      ----------
              SPECIALTY CHEMICALS (0.1%)
     6,500    Gary, IN, Empowerment Zone Bonds,
                 Series 2000A (LOC - Federal Home Loan
                 Bank of Chicago)                                              5.40       5/11/2020        6,500
                                                                                                      ----------
              SPECIALTY STORES (0.0%)
     2,000    Flowerland Garden Centers of Cleveland, Inc.,
                 Adjustable Rate Taxable Securities,
                 Series 2006 (LOC - Fifth Third Bank)                          5.37       8/01/2026        2,000
                                                                                                      ----------
              TEXTILES (0.3%)
     4,900    Athens-Clarke County, GA, IDA RB, Series 2005
                 (LOC - Columbus Bank & Trust Co.)                             5.37      11/01/2025        4,900
     3,235    South Carolina Jobs-EDA, RB, Series 2007B
                 (LOC - Columbus Bank & Trust Co.)                             5.37       3/01/2016        3,235
     4,820    Superior Health Linens, Inc. & Superior
                 Health Textiles Properties, LLP, Notes,
                 Series 2004 (LOC - Associated Bank, N.A.)                     5.37      12/01/2024        4,820
                                                                                                      ----------
                                                                                                          12,955
                                                                                                      ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
              TRUCKING (0.3%)
   $14,610    Iowa 80 Group Inc., Demand Bonds,
                 Series 2003 (LOC - Wells Fargo Bank, N.A.)                    5.46%      6/01/2016   $   14,610
                                                                                                      ----------
              WATER/SEWER UTILITY (0.4%)
    14,650    Hesperia, CA, Public Financing Auth., RB,
                 Series 1998A (LOC - Bank of America, N.A.)                    5.35       6/01/2026       14,650
     2,552    Kern Water Bank Auth., CA, RB, Series 2003B
                 (LOC - Wells Fargo Bank, N.A.)                                5.40       7/01/2028        2,552
     4,600    Vance Governmental Utility Services Corp.,
                 Taxable RB, Series 2006 (INS)(LIQ)                            5.37       6/01/2036        4,600
                                                                                                      ----------
                                                                                                          21,802
                                                                                                      ----------
              Total Variable-Rate Demand Notes (cost: $1,580,539)                                      1,580,539
                                                                                                      ----------
              ADJUSTABLE-RATE NOTES (13.3%)

              ASSET-BACKED FINANCING (1.4%)
    20,000    German Residential Funding(b)                                    5.34       8/22/2007       20,000
    50,000    German Residential Funding(b)                                    5.34       8/22/2007       50,000
                                                                                                      ----------
                                                                                                          70,000
                                                                                                      ----------

              CONSUMER FINANCE (2.0%)
              American Honda Finance Corp.,
    20,000       MTN(b)                                                        5.33       9/26/2007       20,000
    25,000       MTN(b)                                                        5.32       3/20/2008       25,000
    22,500       MTN(b)                                                        5.33       6/11/2008       22,500
    10,000    HSBC Finance Corp., Floating-Rate Notes                          5.37       8/22/2008       10,000
    25,000    SLM Corp., Floating-Rate Notes(b)                                5.33       5/12/2008       25,000
                                                                                                      ----------
                                                                                                         102,500
                                                                                                      ----------
              DIVERSIFIED BANKS (7.0%)
    30,000    Allied Irish Banks, Yankee CD(a)                                 5.34       8/08/2007       30,000
    25,000    Bank of America N.A., Floating-Rate Notes                        5.32       5/16/2008       25,000
    50,000    Bank of Montreal (Chicago), Yankee CD(a)                         5.42       3/18/2008       50,030
    25,000    BNP Paribas, Chicago Branch, Extendible
                 Floating Rate Notes, Series 157(b)                            5.35       5/19/2008       25,000
    15,000    DnB NOR Bank ASA, Extendible
                 Floating-Rate Notes(b)                                        5.32       8/22/2008       15,000
    11,525    KeyBank, N.A., Floating Rate Notes,
                 Series 2007                                                   5.38       8/08/2007       11,525
    25,000    Kommunalkredit International Bank Ltd.,
                 Extendible Floating Rate Notes, Series 2007(b)                5.39       8/13/2008       25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

 PRINCIPAL                                                                COUPON OR
    AMOUNT    SECURITY                                                DISCOUNT RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------
   $45,000    Macquarie Bank Ltd., Floating-Rate
                 Extendible Notes(b)                                           5.34%      8/20/2008   $   45,004
    20,000    Northern Rock plc, Floating-Rate Notes,
                 Series C(b)                                                   5.38       8/01/2008       20,000
    50,000    Northern Rock plc, Senior MTN(b)                                 5.45       7/08/2008       50,000
    30,000    Santander US Debt, Floating Rate
                 Senior Notes, Series 2007(b)                                  5.37       9/21/2007       30,002
    10,000    Washington Mutual Bank, CD, Floating-Rate Notes                  5.34       9/17/2007       10,000
    10,000    Wells Fargo & Co., Floating Rate Notes                           5.33       9/02/2008       10,000
    10,000    WestLB AG, Floating-Rate Notes(b)                                5.38       8/08/2008       10,000
                                                                                                      ----------
                                                                                                         356,561
                                                                                                      ----------
              REGIONAL BANKS (2.2%)
    50,000    Anglo Irish Bank Corp. PLC, Extendible
                 Short-Term Notes(b)                                           5.35       9/04/2008       50,000
    15,000    Governor and Company of the Bank of
                 Ireland, Floating-Rate Extendible Notes(b)                    5.32       8/19/2008       15,000
    20,000    Natixis Banques Populaires, New York Branch,
                 Yankee CD(b)                                                  5.33       8/15/2008       20,000
    25,000    Suntrust Bank, CD                                                5.36       4/21/2008       25,006
                                                                                                      ----------
                                                                                                         110,006
                                                                                                      ----------
              SPECIALIZED FINANCE (0.7%)
              CIT Group, Inc., Global Senior MTN,
     5,000       Senior Notes                                                  5.43       8/24/2007        5,000
    30,000       Senior Notes                                                  5.59       9/20/2007       30,010
                                                                                                      ----------
                                                                                                          35,010
                                                                                                      ----------
              Total Adjustable-Rate Notes (cost: $674,077)                                               674,077
                                                                                                      ----------

              TOTAL INVESTMENTS (COST: $5,050,757)                                                    $5,050,757
                                                                                                      ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at July 31, 2007, for federal income tax purposes, was $5,050,757.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

           (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2007

ASSETS
  Investments in securities (amortized cost approximates market value)    $5,050,757
  Receivables:
     Capital shares sold                                                      15,862
     Interest                                                                 31,810
     Securities sold                                                          16,960
                                                                          ----------
        Total assets                                                       5,115,389
                                                                          ----------
LIABILITIES
  Payables:
     Securities purchased                                                     33,030
     Capital shares redeemed                                                  18,083
     Dividends on capital shares                                                 229
  Accrued management fees                                                      1,029
  Accrued transfer agent's fees                                                   13
  Other accrued expenses and payables                                            544
                                                                          ----------
        Total liabilities                                                     52,928
                                                                          ----------
           Net assets applicable to capital shares outstanding            $5,062,461
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $5,062,454
  Accumulated undistributed net investment income                                  7
                                                                          ----------
           Net assets applicable to capital shares outstanding            $5,062,461
                                                                          ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                              5,062,453
                                                                          ==========
  Net asset value, redemption price, and offering price per share         $     1.00
                                                                          ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
  Interest income                                                         $255,275
                                                                          --------
EXPENSES
  Management fees                                                           11,374
  Administration and servicing fees                                          4,739
  Transfer agent's fees                                                      8,699
  Custody and accounting fees                                                  902
  Postage                                                                    1,103
  Shareholder reporting fees                                                   442
  Trustees' fees                                                                 8
  Registration fees                                                             98
  Professional fees                                                            140
  Other                                                                         46
                                                                          --------
     Total expenses                                                         27,551
  Expenses paid indirectly                                                    (192)
                                                                          --------
     Net expenses                                                           27,359
                                                                          --------
NET INVESTMENT INCOME                                                      227,916
                                                                          --------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                             13
  Net realized loss on the disposal of investments in
     violation of restrictions (Note 4A)                                        (1)
                                                                          --------
     Net realized gain                                                          12
                                                                          --------
  Increase in net assets resulting from operations                        $227,928
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                       2007           2006
                                                             ----------------------------
  Net investment income                                      $     227,916    $   151,237
  Net realized gain (loss) on investments                               12             (5)
                                                             ----------------------------
     Increase in net assets resulting from operations              227,928        151,232
                                                             ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (227,916)      (151,239)
                                                             ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      4,726,001      5,027,173
  Reinvested dividends                                             224,704        148,841
  Cost of shares redeemed                                       (4,281,502)    (3,742,788)
                                                             ----------------------------
     Increase in net assets from capital
        share transactions                                         669,203      1,433,226
                                                             ----------------------------
  Capital contribution from USAA Investment
     Management Company (Note 4A)                                        1              -
                                                             ----------------------------
Net increase in net assets                                         669,216      1,433,219

NET ASSETS
  Beginning of year                                              4,393,245      2,960,026
                                                             ----------------------------
  Accumulated undistributed net investment income
     End of year                                             $           7    $         -
                                                             ============================
  End of year                                                $   5,062,461    $ 4,393,245
                                                             ============================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    4,726,001      5,027,173
  Shares issued for dividends reinvested                           224,704        148,841
  Shares redeemed                                               (4,281,502)    (3,742,788)
                                                             ----------------------------
     Increase in shares outstanding                                669,203      1,433,226
                                                             ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities  for  which  valuations  are  not  readily   available  or  are
      considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2007, the Fund did not invest in any repurchase agreements.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2007.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $192,000.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

   and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $9,000, which represents 12.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $7,000. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:

                                      2007                  2006
                                  ----------------------------------
Ordinary income*                  $227,916,000          $151,239,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                               $759,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2007, the Fund incurred management fees, paid or payable to the Manager, of $11,374,000.

   For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

   amount allowed to be held of that type of security under the Fund's investment restrictions.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $4,739,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $85,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $8,699,000.

D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2007, the Association and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

During the year ended July 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                         COST TO       NET REALIZED
SELLER                            PURCHASER             PURCHASER     LOSS TO SELLER
------------------------------------------------------------------------------------
USAA Money Market Fund         USAA Income Fund         $5,000,000         $(0)*
USAA Money Market Fund         USAA Short-Term
                                 Bond Fund               5,000,000          (0)*

*Amount is less than $500.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

A. FASB  INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN
   48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

   As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JULY 31,
                                         ------------------------------------------------------------------------
                                               2007              2006          2005           2004           2003
                                         ------------------------------------------------------------------------
Net asset value at beginning of period   $     1.00        $     1.00    $     1.00     $     1.00     $     1.00
                                         ------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        .05               .04           .02            .01            .01
   Net realized gain                            .00(b),(c)        .00(b)        .00(b)         .00(b)           -
                                         ------------------------------------------------------------------------
Total from investment operations                .05               .04           .02            .01            .01
                                         ------------------------------------------------------------------------
Less distributions:
   From net investment income                  (.05)             (.04)         (.02)          (.01)          (.01)
                                         ------------------------------------------------------------------------
Net asset value at end of period         $     1.00        $     1.00    $     1.00     $     1.00     $     1.00
                                         ========================================================================
Total return (%)*                              4.91(c)           3.99          1.93            .66           1.15
Net assets at end of period (000)        $5,062,461        $4,393,245    $2,960,026     $3,019,744     $3,398,733
Ratio of expenses to average
   net assets (%)**(a)                          .58               .58           .60            .60            .59
Ratio of net investment income to
   average net assets (%)**                    4.81              3.98          1.91            .66           1.15

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended July 31, 2007, average net assets were $4,742,400,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                               (.00%)(+)         (.00%)(+)     (.00%)(+)      (.00%)(+)      (.01%)
    (+) Represents  less than 0.01% of average net assets.
(b) Represents  less
    than $0.01 per share.
(c) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss  incurred  from the sale of a portion of a security that exceeded the amount  allowed  to be held  of  that  type of  security  under  the  Fund's investment  restrictions.  The reimbursement had no effect on the Fund's per share net realized gain or total return.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                      BEGINNING              ENDING              DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2007 -
                                   FEBRUARY 1, 2007       JULY 31, 2007          JULY 31, 2007
                                   --------------------------------------------------------------
         Actual                       $1,000.00             $1,024.00                 $2.91

         Hypothetical
           (5% return before
           expenses)                   1,000.00              1,021.92                  2.91

*Expenses are equal to the Fund's annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.40% for the six-month period of February 1, 2007, through July 31, 2007.

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2007

At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2007

COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

52

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call  toll free - Central  time
           ASSISTANCE  HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

          USAA  SELF-SERVICE    For  account  balance,  last  transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

23427-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09-28-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10-01-2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    09-28-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.